Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Stock Based Compensation
Stock Based Compensation

Note 15. Stock-Based Compensation

On May 1, 2006, the Predecessor adopted the 2006 Management Equity Incentive Plan (the “Plan”) pursuant to which the Predecessor’s Board of Directors, or a duly-authorized committee thereof, may grant stock options, restricted stock, restricted stock units and stock appreciation rights to employees and consultants of the Predecessor or its subsidiaries. The Predecessor amended the plan to increase the number of shares and to convert the number of shares in the 2006 plan to the 2011 plan. Options that have been granted under the Plan have been granted at an exercise price equal to (or greater than) the stock’s fair market value at the date of the grant, with terms of 10 years and vesting generally over four to five years or on the occurrence of a liquidity event. On April 19, 2011, CCFI adopted the “Plan” to be effective as of April 29, 2011. The maximum number of shares that may be subject to awards under the Plan is 2,941,746 as of December 12, 2018.

The Company recognizes compensation costs in the financial statements for all share-based payments granted based on the grant date estimated fair value.

The Plan allows for awards based on time, performance and market conditions. Compensation expense for awards based on time is expensed on a straight-line basis over the service period. Compensation expense for performance awards are recognized using the accelerated vesting method. Compensation expense for market conditions such as those conditioned on either a liquidity event condition or a specified performance condition have not been recognized and will be recognized upon consummation of the relevant market condition. At December 12, 2018, there were a total of 1,492,167 additional shares available for grant under the Plan.

The fair value of an option award is estimated on the date of grant using a lattice-based option valuation model. Because lattice-based option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on the historical volatility of the stock of comparable public companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

In May of 2016, the Predecessor cancelled 1,270,106 options and re-issued 1,243,299 options with a per share exercise price of $2.25 with 1,233,499 options vesting immediately and 9,800 options vesting on specific dates defined in the award agreements.

In December of 2016, the Predecessor issued 20,000 options with a per share exercise price of $2.25 with 6,000 options vesting immediately and the remainder vesting on specific dates defined in the award agreement.

In January and February of 2017, the Predecessor issued 80,833 options with a per share exercise price of $2.25 with 3,833 options vesting immediately and the remainder vesting on specific dates defined in the award agreements.

In April of 2017, a retired Board member settled 8,484 restricted stock units as shares of common stock.

In January 2018, the Predecessor issued 76,559 options with a per share exercise price of $1.00 with the options vesting on specific dates defined in the award agreements.

The following weighted average assumptions were used by the Predecessor for awards granted during the total years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Risk-free interest rate	1.76%	1.93%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	150.00%	55.00%	65.00%
Expected term (years)	1.00	5.00	5.00
Weighted average fair value of options granted	$—	$2.25	$1.23

The Predecessor recorded stock-based compensation costs in the amount of $32,  $51, and $1,293, respectively, for the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017, and 2016. There was no stock based compensation expense recorded for the Successor period as a result of the Restructuring on December 12, 2018. As of December 12, 2018 and December 31, 2017, and 2016, unrecognized stock-based compensation costs to be recognized over future periods approximated $32,  $66, and $42, respectively. At December 12, 2018, the remaining unrecognized compensation expense is $66 for certain awards that vest either over the requisite service period or a change in control. The remaining compensation expense of $32 is expected to be recognized over a weighted-average period of 1.1 years.

Stock option activity for the period ended December 12, 2018 is as follows (these amounts have not been rounded in thousands):

		Weighted-Average		Aggregate
		Exercise Price	Weighted-Average	Intrinsic
		(actual per	Remaining	Value
	Shares	share price)	Contractual Term	(thousands)
Outstanding at December 31, 2017	1,332,632	$2.25	8.5	N/A
Granted	76,559	1.00	7.5	N/A
Exercised	—	—	—	N/A
Forfeited or expired	—	—	—	N/A
Outstanding at December 12, 2018	1,409,191	$2.18	7.5	N/A
Exercisable at December 12, 2018	1,362,969	$2.18	7.5	$—
Vested or expected to vest at December 12, 2018	1,409,191	$2.18	7.5	$—

Restricted stock unit (RSU) activity for the period ended December 12, 2018 is as follows (these amounts have not been rounded in thousands):

		Weighted-Average		Aggregate
		Exercise Price	Weighted-Average	Intrinsic
		(actual per	Remaining	Value
	Shares	share price)	Contractual Term	(thousands)
Outstanding at December 31, 2017	40,388	$11.30	—	N/A
Granted	—	—	—	N/A
Exercised	—	—	—	N/A
Repurchased	—	—	—	N/A
Outstanding at December 12, 2018	40,388	$11.30	—	N/A
Exercisable at December 12, 2018	40,388	$11.30	—	$—
Vested or expected to vest at December 31, 2018	40,388	$11.30	—	$—

As of December 12, 2018, there are 46,222 un-vested stock options with a weighted-average fair value at grant date of $1.10.